Liability Related to Warrants - Additional Information (Details) - USD ($)							3 Months Ended		12 Months Ended
	Jun. 24, 2022	Jun. 23, 2022	Mar. 30, 2022	Mar. 14, 2022	Feb. 19, 2021	Oct. 22, 2020	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Class Of Warrant Or Right [Line Items]
Number of warrants issued							3,891,052	0	1,428,574	497,355
Number of shares exercisable for common share		1
Proceeds from the issuance of shares and warrants through a Direct Offering		$ 5,000,000		$ 8,000,000
Exercise price of warrants							$ 11.04		$ 28.64
Residual amount allocated							$ 2,126,955
Change in fair value of warrant liability									$ 1,572,299
Warrants and rights outstanding							3,167,947	$ 8,789,339	5,570,530	$ 10,462,000	$ 10,462,137
Private Placement
Class Of Warrant Or Right [Line Items]
Number of shares exercisable for common share										1
Proceeds from the issuance of shares and warrants through a Direct Offering									0	$ 35,300,844
Exercise price of warrants										$ 78.75
Gross proceeds from offering										$ 35,000,000
Total issue costs				$ 636,847			$ 465,211			2,081,879
Warrants and rights outstanding										11,831,000
Common Shares
Class Of Warrant Or Right [Line Items]
Shares issued during period, shares		1,300,000		528,572
Number of shares exercisable for common share		1		1
Residual amount allocated									306,868
Prefunded Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued		645,526		185,715
Exercise price of warrants		$ 0.0001		$ 0.0035
Residual amount allocated									$ 107,818
Gross proceeds from offering	$ 65		$ 650
Series A Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights				714,286
Exercise price of warrants				$ 11.2			$ 11.2		$ 11.2
Change in fair value of warrant liability							$ 2,862,450	0
Warrants expiring date							Sep. 14, 2027		Sep. 14, 2027
Warrants and rights outstanding							$ 390,372	0	$ 3,270,816	0
Series A Warrants | Common Shares | Maximum
Class Of Warrant Or Right [Line Items]
Stock issued during period, shares, conversion of units				714,286
Series A Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability									$ 4,757,559
Series B Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights				714,286
Combined offering price				$ 11.2
Exercise price of warrants							$ 11.2		$ 11.2
Change in fair value of warrant liability							$ 1,608,960	0
Warrants expiring date							Mar. 14, 2028		Mar. 14, 2028
Warrants and rights outstanding							$ 66,381	0	$ 1,683,241	0
Series B Warrants | Common Shares | Maximum
Class Of Warrant Or Right [Line Items]
Stock issued during period, shares, conversion of units				714,286
Series B Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability									2,857,755
Series C Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights		1,945,526
Exercise price of warrants							$ 2.32
Warrant exercisable term							5 years
Change in fair value of warrant liability							$ 2,415,483	0
Warrants expiring date							Jun. 23, 2027
Warrants and rights outstanding							$ 1,648,732	0	0	0
Series C Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability							$ 4,046,836
Series D warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights		1,945,526
Exercise price of warrants							$ 2.32
Warrant exercisable term							2 years
Combined offering price of warrants		$ 2.57
Change in fair value of warrant liability							$ 2,064,160	0
Warrants expiring date							Jun. 24, 2024
Warrants and rights outstanding							$ 1,029,219	0	$ 0	0
Series D warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability							$ 3,080,121
2020 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued						300,926
Exercise price of warrants						$ 78.75	$ 78.75		$ 78.75
Residual amount allocated						$ 23,169,000
Change in fair value of warrant liability							$ 288,585	1,100,996	$ 5,877,802	5,893,160
Warrants expiring date						Oct. 22, 2025	Oct. 22, 2025		Oct. 22, 2025
Warrants and rights outstanding						$ 11,831,000	$ 19,586	5,166,056	$ 309,769	6,174,000
2021 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued					196,429
Exercise price of warrants					$ 78.75		$ 78.75		$ 78.75
Residual amount allocated					$ 48,711,002
Change in fair value of warrant liability							$ 284,062	728,334	$ 3,990,948	1,976,093
Warrants expiring date					Aug. 19, 2026		Aug. 19, 2026		Aug. 19, 2026
Warrants and rights outstanding					$ 6,288,998		$ 13,657	$ 3,623,283	$ 306,704	$ 4,288,000